Net Defined Benefit Liabilities - Summary of Amount Recognized in the Statements of Financial Position (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Disclosure of net defined benefit liability (asset) [abstract]
Present value of defined benefit obligations	₩ 2,201,876	₩ 1,911,166
Fair value of plan assets	(1,643,046)	(1,519,779)
Liabilities	561,269	395,079	₩ 378,404
Assets in the statement of financial position	₩ 2,439	₩ 3,692